DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Australia - 6.9%
BHP Group Ltd.	13,250	$403,868
Coles Group Ltd.	3,496	42,860
Fortescue Metals Group Ltd.	4,453	64,262
Medibank Pvt Ltd.	7,029	15,832
Rio Tinto Ltd.	977	76,906
Wesfarmers Ltd.	2,975	96,779

(Cost $752,896)		700,507

Austria - 0.2%
OMV AG
(Cost $20,462)	386	18,875

Belgium - 0.2%
Ageas SA/NV
(Cost $21,248)	423	19,168

Brazil - 2.3%
Ambev SA	12,517	32,103
Atacadao SA	1,663	4,284
B3 SA - Brasil Bolsa Balcao	16,228	32,794
TIM SA	2,424	5,692
Vale SA	9,986	163,198

(Cost $233,953)		238,071

Canada - 3.3%
BCE, Inc.	183	8,115
Canadian Tire Corp. Ltd., Class A	148	18,490
Great-West Lifeco, Inc.(a)	741	20,263
iA Financial Corp., Inc.	262	17,628
IGM Financial, Inc.	242	7,380
Lundin Mining Corp.	1,715	10,695
Manulife Financial Corp.	4,975	98,590
Quebecor, Inc., Class B	432	10,243
Restaurant Brands International, Inc.	746	48,246
Sun Life Financial, Inc.(a)	1,530	74,103
TELUS Corp.	1,197	23,853

(Cost $317,607)		337,606

Chile - 0.3%
Antofagasta PLC	1,018	19,349
Cia Cervecerias Unidas SA	396	3,009
Cia Sud Americana de Vapores SA	46,532	4,473

(Cost $29,666)		26,831

China - 5.2%
360 DigiTech, Inc., ADR	279	5,680
Anhui Conch Cement Co. Ltd., Class A	500	2,207
Anhui Conch Cement Co. Ltd., Class H	3,297	12,097
Baoshan Iron & Steel Co. Ltd., Class A	3,600	3,408
China Coal Energy Co. Ltd., Class H	5,027	3,887
China Communications Services Corp. Ltd., Class H	6,134	2,383
China Conch Venture Holdings Ltd.	4,169	8,392
China Construction Bank Corp., Class A	200	162
China Construction Bank Corp., Class H	251,144	153,576
China Hongqiao Group Ltd.	5,933	6,342
China Lesso Group Holdings Ltd.	2,634	2,775
China Medical System Holdings Ltd.	3,469	5,215
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,768
China Pacific Insurance Group Co. Ltd., Class H	7,200	19,079
China Railway Group Ltd., Class H	11,350	5,914
China Railway Signal & Communication Corp. Ltd., Class A	1,593	1,171
China Shenhua Energy Co. Ltd., Class A	1,156	4,656
China Shenhua Energy Co. Ltd., Class H	8,945	26,894
China State Construction Engineering Corp. Ltd., Class A	7,000	5,659
China Vanke Co. Ltd., Class A	1,700	4,191
China Vanke Co. Ltd., Class H	4,525	7,898
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	3,101
COSCO SHIPPING Holdings Co. Ltd., Class H	8,151	8,453
CRRC Corp. Ltd., Class H	10,902	4,986
Daan Gene Co. Ltd., Class A	400	923
Daqin Railway Co. Ltd., Class A	900	879
Foxconn Industrial Internet Co. Ltd., Class A	1,500	2,071
Gemdale Corp., Class A	800	1,113
Gree Electric Appliances, Inc. of Zhuhai, Class A	400	2,044
Haitian International Holdings Ltd.	1,544	4,032
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,285
Hengli Petrochemical Co. Ltd., Class A	944	2,397
Huaibei Mining Holdings Co. Ltd., Class A	600	1,253
Huaxin Cement Co. Ltd., Class A	459	1,152
Hunan Valin Steel Co. Ltd., Class A	1,600	1,294
Industrial & Commercial Bank of China Ltd., Class A	9,500	5,876
Industrial & Commercial Bank of China Ltd., Class H	148,480	74,150
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	797
Jiangsu Expressway Co. Ltd., Class H	2,966	2,834
LB Group Co. Ltd., Class A	500	1,576
Lenovo Group Ltd.	19,695	17,664
Livzon Pharmaceutical Group, Inc., Class A	107	551
New China Life Insurance Co. Ltd., Class A	300	1,345
New China Life Insurance Co. Ltd., Class H	2,455	5,942
People’s Insurance Co. Group of China Ltd., Class H	21,542	6,806
PICC Property & Casualty Co. Ltd., Class H	18,026	15,823

Pingdingshan Tianan Coal Mining Co. Ltd., Class A	600	1,037
Postal Savings Bank of China Co. Ltd., Class A	2,926	1,902
Postal Savings Bank of China Co. Ltd., Class H, 144A	20,047	12,029
Shaanxi Coal Industry Co. Ltd., Class A	1,800	5,179
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,740	1,357
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,072	3,653
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	459	518
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	1,312
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,500	1,031
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,307
Sinopharm Group Co. Ltd., Class H	3,378	9,037
Tianshan Aluminum Group Co. Ltd., Class A	1,000	1,194
Topsports International Holdings Ltd.144A	5,059	4,415
Uni-President China Holdings Ltd.	3,016	2,643
Want Want China Holdings Ltd.	12,284	7,731
Yankuang Energy Group Co. Ltd., Class A	400	2,054
Yankuang Energy Group Co. Ltd., Class H	3,937	11,862
Youngor Group Co. Ltd., Class A	1,100	1,041
Zangge Mining Co. Ltd., Class A	300	1,204
Zhuzhou Kibing Group Co. Ltd., Class A	800	1,260

(Cost $692,960)		527,467

Cyprus - 0.0%
Polymetal International PLC*(b)
(Cost $33,157)	1,987	0

Czech Republic - 0.2%
CEZ AS
(Cost $14,318)	421	19,687

Denmark - 0.5%
A.P. Moller - Maersk A/S, Class A	8	18,376
A.P. Moller - Maersk A/S, Class B	13	30,397

(Cost $60,910)		48,773

Egypt - 0.0%
Eastern Co. SAE
(Cost $2,753)	2,931	1,772

Finland - 1.3%
Elisa OYJ	369	21,022
Kesko OYJ, Class B	733	15,990
Kone OYJ, Class B	889	46,338
UPM-Kymmene OYJ	1,396	50,794

(Cost $134,517)		134,144

France - 10.0%
Amundi SA, 144A	155	10,257
AXA SA	4,879	154,450
Bouygues SA	590	20,047
Cie Generale des Etablissements Michelin SCA	1,746	55,058
Danone SA	1,675	94,572
Sanofi	2,985	281,390
TotalEnergies SE	6,500	403,738

(Cost $1,009,324)		1,019,512

Germany - 5.9%
Allianz SE	1,055	248,548
BASF SE	2,403	123,533
Bayerische Motoren Werke AG	863	89,462
Covestro AG, 144A	501	22,129
Deutsche Post AG	2,588	110,112
Evonik Industries AG	550	11,800

(Cost $627,298)		605,584

Greece - 0.2%
Hellenic Telecommunications Organization SA	516	7,946
JUMBO SA	283	5,660
OPAP SA	512	7,971

(Cost $21,701)		21,577

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.	1,330	4,355
Bosideng International Holdings Ltd.	8,446	4,681
China Everbright Environment Group Ltd.	9,888	4,006
China Merchants Port Holdings Co. Ltd.	3,566	4,997
China Overseas Land & Investment Ltd.	9,715	24,085
China Resources Cement Holdings Ltd.	6,269	3,370
China Resources Gas Group Ltd.	2,361	9,956
China Resources Land Ltd.	8,498	37,675
China State Construction International Holdings Ltd.	5,170	5,882
China Taiping Insurance Holdings Co. Ltd.	3,936	4,648
CK Asset Holdings Ltd.	5,195	32,562
CK Infrastructure Holdings Ltd.	1,651	8,708
COSCO SHIPPING Ports Ltd.	4,660	3,034
Guangdong Investment Ltd.	7,997	8,079
Hang Lung Properties Ltd.	5,139	9,912
Henderson Land Development Co. Ltd.	3,929	13,790
HKT Trust & HKT Ltd.(c)	9,898	12,862
Kingboard Holdings Ltd.	1,732	6,178
Kingboard Laminates Holdings Ltd.	2,763	3,442
Nine Dragons Paper Holdings Ltd.	3,932	3,201
Orient Overseas International Ltd.	360	5,779
Power Assets Holdings Ltd.	3,631	19,428
Sino Land Co. Ltd.	9,183	11,769
SITC International Holdings Co. Ltd.	3,661	7,649
Sun Hung Kai Properties Ltd.	3,812	52,060
Swire Properties Ltd.	2,566	6,750
Wharf Real Estate Investment Co. Ltd.	4,361	23,890

Xinyi Glass Holdings Ltd.	4,718	8,811
Yuexiu Property Co. Ltd.	3,672	5,408

(Cost $410,133)		346,967

India - 2.0%
Bajaj Auto Ltd.	177	7,839
Bharat Petroleum Corp. Ltd.	2,220	8,522
Coal India Ltd.	4,026	10,490
GAIL India Ltd.	5,914	7,344
HCL Technologies Ltd.	2,486	32,406
Hero MotoCorp Ltd.	290	8,486
Indian Oil Corp. Ltd.	7,526	6,924
ITC Ltd.	7,772	35,415
NTPC Ltd.	10,129	20,891
Oil & Natural Gas Corp. Ltd.	6,546	12,040
Petronet LNG Ltd.	2,143	5,769
Power Grid Corp. of India Ltd.	8,107	21,796
Tata Steel Ltd.	18,912	23,781

(Cost $180,598)		201,703

Indonesia - 1.3%
PT Adaro Energy Indonesia Tbk	36,118	7,082
PT Astra International Tbk	52,469	20,988
PT Bank Mandiri Persero Tbk	48,576	31,853
PT Bank Rakyat Indonesia Persero Tbk	179,490	54,965
PT Indofood Sukses Makmur Tbk	11,419	4,848
PT United Tractors Tbk	4,550	8,324

(Cost $104,299)		128,060

Israel - 0.4%
Bank Leumi Le-Israel BM	4,048	31,504
ICL Group Ltd.	1,849	13,444

(Cost $55,152)		44,948

Italy - 2.2%
Assicurazioni Generali SpA	2,893	57,403
Enel SpA	21,094	118,942
Snam SpA	5,286	26,045
Terna - Rete Elettrica Nazionale	3,678	27,803

(Cost $320,188)		230,193

Japan - 7.0%
AGC, Inc.	500	18,500
Aisin Corp.	400	10,953
Asahi Kasei Corp.	3,300	23,010
Daiwa House Industry Co. Ltd.	1,600	36,918
Honda Motor Co. Ltd.	4,300	111,813
Iida Group Holdings Co. Ltd.	400	6,645
Japan Tobacco, Inc.	3,100	63,029
Kajima Corp.	1,100	13,139
Mitsui Chemicals, Inc.	500	12,058
Mitsui OSK Lines Ltd.(a)	900	23,522
MS&AD Insurance Group Holdings, Inc.	1,178	38,501
Nippon Yusen KK(a)	1,269	32,905
Nomura Real Estate Holdings, Inc.	300	6,684
Obayashi Corp.	1,700	12,568
Sekisui House Ltd.	1,575	29,826
SoftBank Corp.	7,500	84,655
Sompo Holdings, Inc.	800	34,293
Sumitomo Metal Mining Co. Ltd.	600	22,288
Tokio Marine Holdings, Inc.	4,820	102,281
Tosoh Corp.	700	9,517
Yamaha Motor Co. Ltd.	800	20,468

(Cost $711,106)		713,573

Kuwait - 0.1%
Mobile Telecommunications Co. KSCP
(Cost $11,182)	5,865	10,683

Malaysia - 1.0%
Inari Amertron Bhd	5,100	2,784
Kuala Lumpur Kepong Bhd	1,200	5,562
Malayan Banking Bhd	12,411	24,338
MISC Bhd	3,500	5,896
Petronas Chemicals Group Bhd	6,600	10,531
Petronas Gas Bhd	2,100	7,796
Public Bank Bhd	38,200	35,157
RHB Bank Bhd	3,890	4,924
Sime Darby Bhd	7,500	3,794

(Cost $96,987)		100,782

Mexico - 0.7%
Arca Continental SAB de CV	1,229	10,356
Coca-Cola Femsa SAB de CV	1,286	9,287
Grupo Mexico SAB de CV, Series B	8,134	36,438
Kimberly-Clark de Mexico SAB de CV, Class A	3,767	7,546
Orbia Advance Corp. SAB de CV	2,594	5,409

(Cost $53,699)		69,036

Netherlands - 2.4%
Koninklijke Ahold Delhaize NV	2,747	87,439
NN Group NV	723	29,366
OCI NV	274	9,124
Randstad NV	310	19,101
Stellantis NV	5,875	103,139

(Cost $233,814)		248,169

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $14,433)	4,796	14,857

Norway - 0.6%
Aker BP ASA	798	21,619
Gjensidige Forsikring ASA	526	9,375
Orkla ASA	2,021	13,657
Yara International ASA	431	20,582

(Cost $82,607)		65,233

Philippines - 0.1%
PLDT, Inc.
(Cost $6,894)	240	5,572

Poland - 0.3%
Cyfrowy Polsat SA	565	2,196
LPP SA	3	6,369
Polski Koncern Naftowy ORLEN SA	1,654	24,849

(Cost $38,308)		33,414

Qatar - 0.2%
Industries Qatar QSC	3,942	15,068
Mesaieed Petrochemical Holding Co.	11,780	6,796

(Cost $28,584)		21,864

Russia - 0.0%
Alrosa PJSC*(b)	14,479	0
Inter RAO UES PJSC*(b)	188,952	0
LUKOIL PJSC(b)	2,350	0
MMC Norilsk Nickel PJSC*(b)	361	0
Mobile TeleSystems PJSC, ADR*(b)	2,615	0
Novolipetsk Steel PJSC*(b)	8,593	0
PhosAgro PJSC(b)	258	0
PhosAgro PJSC, GDR*(b)	2	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	192	0
Severstal PAO*(b)	1,174	0
Tatneft PJSC(b)	7,791	0

(Cost $520,076)		0

Saudi Arabia - 0.7%
Advanced Petrochemical Co.	355	4,569
Jarir Marketing Co.	150	5,908
SABIC Agri-Nutrients Co.	553	19,687
Saudi Industrial Investment Group	1,007	5,995
Saudi Telecom Co.	3,957	37,064

(Cost $82,034)		73,223

Singapore - 1.8%
Oversea-Chinese Banking Corp. Ltd.	8,908	83,842
Singapore Exchange Ltd.	2,141	13,853
Singapore Technologies Engineering Ltd.	4,000	10,608
United Overseas Bank Ltd.	3,100	68,902
Venture Corp. Ltd.	700	8,928

(Cost $167,384)		186,133

South Africa - 1.2%
African Rainbow Minerals Ltd.	318	4,407
Anglo American Platinum Ltd.	144	7,980
Exxaro Resources Ltd.	615	6,738
FirstRand Ltd.	13,028	46,523
Impala Platinum Holdings Ltd.	2,221	20,752
Kumba Iron Ore Ltd.(a)	162	4,228
Mr Price Group Ltd.	653	5,417
Sanlam Ltd.	4,700	15,319
Vodacom Group Ltd.	1,655	11,424

(Cost $160,463)		122,788

South Korea - 1.4%
Cheil Worldwide, Inc.	148	2,237
DB Insurance Co. Ltd.	116	6,750
Kia Corp.	678	38,582
KT&G Corp.	286	19,171
Kumho Petrochemical Co. Ltd.	41	4,874
LG Uplus Corp.	580	4,852
POSCO Holdings, Inc.	188	45,180
S-1 Corp.	52	2,216
Samsung Fire & Marine Insurance Co. Ltd.	79	12,806
Samsung Life Insurance Co. Ltd.	216	11,116

(Cost $148,691)		147,784

Spain - 2.7%
Endesa SA	831	16,365
Iberdrola SA	15,996	184,311
Red Electrica Corp. SA	1,064	17,727
Repsol SA	3,588	57,095

(Cost $254,550)		275,498

Sweden - 0.7%
Boliden AB	718	29,615
Securitas AB, Class B	1,360	11,787
SKF AB, Class B	993	18,982
Tele2 AB, Class B(a)	1,474	13,617

(Cost $83,289)		74,001

Switzerland - 9.6%
Adecco Group AG	437	15,601
Baloise Holding AG	115	19,203
Holcim AG	1,427	88,520
Kuehne + Nagel International AG	143	36,770
Novartis AG	5,556	469,970
SGS SA	17	39,142
Swiss Re AG	777	81,410
Swisscom AG	68	42,110
Zurich Insurance Group AG	393	187,181

(Cost $983,931)		979,907

Taiwan - 7.2%
Acer, Inc.	8,095	6,735
ASE Technology Holding Co. Ltd.	8,774	30,524
Asia Cement Corp.	6,100	8,959
Asustek Computer, Inc.	1,751	15,976
Cathay Financial Holding Co. Ltd.	22,264	31,749
Compal Electronics, Inc.	10,834	8,587
CTBC Financial Holding Co. Ltd.	46,509	34,726
Formosa Plastics Corp.	11,000	32,816
Fubon Financial Holding Co. Ltd.	19,746	38,883
Hon Hai Precision Industry Co. Ltd.	32,519	107,794
Largan Precision Co. Ltd.	251	18,164
Lite-On Technology Corp.	5,462	12,459
MediaTek, Inc.	4,021	95,413
Micro-Star International Co. Ltd.	1,752	7,877
Nan Ya Plastics Corp.	12,000	29,774
Nien Made Enterprise Co. Ltd.	541	5,788
Novatek Microelectronics Corp.	1,550	20,730
Pegatron Corp.	5,396	12,042
Powerchip Semiconductor Manufacturing Corp.	7,000	7,650
President Chain Store Corp.	1,417	12,417
Quanta Computer, Inc.	7,159	18,820
Realtek Semiconductor Corp.	1,206	15,041
Shanghai Commercial & Savings Bank Ltd.	9,786	15,304
Shin Kong Financial Holding Co. Ltd.	33,815	9,866
SinoPac Financial Holdings Co. Ltd.	27,350	15,439

Synnex Technology International Corp.	3,738	7,667
Taishin Financial Holding Co. Ltd.	28,280	15,268
United Microelectronics Corp.	31,000	50,820
Vanguard International Semiconductor Corp.	2,000	6,072
Wan Hai Lines Ltd.	2,000	5,225
WPG Holdings Ltd.	3,911	6,328
Yuanta Financial Holding Co. Ltd.	26,344	19,670
Zhen Ding Technology Holding Ltd.	1,771	6,510

(Cost $731,118)		731,093

Thailand - 0.3%
Intouch Holdings PCL, NVDR	3,100	6,206
Osotspa PCL, NVDR	4,000	3,650
PTT Exploration & Production PCL, NVDR	3,500	14,855
Ratch Group PCL, NVDR	3,000	3,459
Srisawad Corp. PCL, NVDR	1,900	2,903
Thai Union Group PCL, NVDR	7,600	3,420

(Cost $35,041)		34,493

Turkey - 0.1%
Eregli Demir ve Celik Fabrikalari TAS
(Cost $6,942)	3,950	9,227

United Arab Emirates - 0.4%
Abu Dhabi Islamic Bank PJSC	3,824	10,870
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	9,864
Emirates NBD Bank PJSC	4,918	18,210

(Cost $30,078)		38,944

United Kingdom - 13.2%
3i Group PLC	2,582	50,858
Anglo American PLC	3,342	116,707
BAE Systems PLC	8,077	87,810
Coca-Cola Europacific Partners PLC	534	29,370
GSK PLC	10,624	183,334
Hargreaves Lansdown PLC	923	9,270
Imperial Brands PLC	2,379	57,747
Kingfisher PLC	5,029	17,486
National Grid PLC	9,555	121,230
Next PLC	334	27,666
Persimmon PLC	862	15,158
Rio Tinto PLC	2,936	203,031
Schroders PLC	2,316	13,947
St James’s Place PLC	1,423	22,077
Tesco PLC	19,418	59,947
Unilever PLC	6,611	331,029

(Cost $1,466,388)		1,346,667

United States - 0.2%
Southern Copper Corp.(a)
(Cost $12,854)	219	16,138

TOTAL COMMON STOCKS (Cost $11,003,593)		9,990,524

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Cia Energetica de Minas Gerais	3,555	7,136
Gerdau SA	2,740	15,026

(Cost $19,534)		22,162

Germany - 0.4%
Bayerische Motoren Werke AG	155	14,753
Porsche Automobil Holding SE	395	22,520

(Cost $36,918)		37,273

TOTAL PREFERRED STOCKS (Cost $56,452)		59,435

RIGHTS - 0.0%
Taiwan - 0.0%
SinoPac Financial Holdings Co. Ltd,* expires 3/10/23
(Cost $0)	1,440	104

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree Emerging Markets High Dividend Fund	150	5,549
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)	1,000	22,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,567)		28,049

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(e)(f)
(Cost $78,926)	78,926	78,926

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)
(Cost $3,555)	3,555	3,555

TOTAL INVESTMENTS - 99.4% (Cost $11,170,093)		$10,160,593
Other assets and liabilities, net - 0.6%		56,227

NET ASSETS - 100.0%		$10,216,820

.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)
5,858	114,037	(93,251)	(4,207)	63	1,068	—	1,000	22,500
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(e)(f)
403,253	—	(324,327)(g)	—	—	2,377	—	78,926	78,926
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)
89,424	939,346	(1,025,215)	—	—	330	—	3,555	3,555

498,535	1,053,383	(1,442,793)	(4,207)	63	3,775	—	83,481	104,981

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $174,550, which is 1.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $105,764.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2023 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$2,320,808	23.1%
Materials	1,849,519	18.3
Consumer Staples	961,142	9.6
Health Care	954,074	9.5
Consumer Discretionary	822,990	8.2
Industrials	693,202	6.9
Energy	663,801	6.6
Utilities	652,364	6.5
Information Technology	529,854	5.3
Communication Services	325,205	3.2
Real Estate	277,104	2.8

Total	$10,050,063	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	2	$83,982	$90,079	3/17/2023	$6,097
MINI TOPIX Index Futures	JPY	1	14,253	14,646	3/09/2023	393

Total unrealized appreciation						$6,490

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,990,524	$—	$0	$9,990,524
Preferred Stocks(a)	59,435	—	—	59,435
Rights	—	104	—	104
Exchange-Traded Funds	28,049	—	—	28,049
Short-Term Investments(a)	82,481	—	—	82,481
Derivatives(b)
Futures Contracts	6,490	—	—	6,490

TOTAL	$10,166,979	$104	$0	$10,167,083

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDAW-PH3

R-089711-1 (5/24) DBX005195 (5/24)